Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Geographic Region	The Company’s disaggregation of revenue primary geographic region is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
North America	$120,823	$101,282
Outside North America	16,533	16,005

Revenue	$137,356	$117,287

The Company’s disaggregation of revenue primary geographic region is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019

North America	$450,022	$437,191	$501,332
Outside North America	68,789	61,509	66,272

Revenue	$518,811	$498,700	$567,604

Schedule of Disaggregation of Revenue by Major Business Activities
The Company’s disaggregation of revenue by major business activity is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Event Cloud	$94,988	$81,133
Hospitality Cloud	42,368	36,154

Revenue	$137,356	$117,287

The Company’s disaggregation of revenue by major business activity is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019

Event Cloud	$362,073	$316,080	$379,216
Hospitality Cloud	156,738	182,620	188,388

Revenue	$518,811	$498,700	$567,604

Schedule of Allowance for Expected Credit Losses
The change in the Company’s allowance for expected credit losses is as follows (in thousands):

	March 31, 2022	December 31, 2021
Allowance for expected credit losses, beginning of period	$4,547	$3,287
Credit loss expense	279	8,316
Write-offs and adjustments	(1,225)	(7,056)

Allowance for expected credit losses, end of period	$3,601	$4,547